Amount Due from / to Related Parties and Shareholders (Tables)	12 Months Ended
Dec. 31, 2024
Amount Due from / to Related Parties and Shareholders [Abstract]
Schedule of Due from Related Parties

Due from related parties:

	2024	2023
	USD	USD
(a) Affiliated companies:
Du – UAE	86,771	69,517
Mobily – KSA	224,728	203,962
	311,499	273,479
(b) Due from related parties
Maher Khawkhaji (Former general manager of Spotlight Recreational Services LLC)	-	73,482
Gulf DTH FZ LLC	526,802	-
	838,301	346,961

Schedule of Due to Shareholders and Related Parties

Due to shareholders and related parties:

	2024	2023
	USD	USD
(a) Due to shareholders
Edgard Maroun	371,423	606,816
Elias Habib	295,542	490,681
	666,965	1,097,497
(b) Due to related parties
Gulf DTH FZ LLC	18,418,166	-
	19,085,131	1,097,497

Schedule of Statement of Comprehensive Income

Significant transactions with related parties included in the consolidated statement of comprehensive income are as follows:

	2024	2023
	USD	USD

Share Based payment to service provider	-	(2,850,000)
Advertising expenses	-	(908,711)
Shares issued to Board of Directors	-	(195,000)
Interest on convertible loans (note 28)	(47,667)	(137,500)
Content recharge from Gulf DTH FZ LLC (cost of revenue)	(62,899,210)	-
Marketing recharge from Gulf DTH FZ LLC (selling and marketing expenses)	(371,296)	-
Shared resources recharge from Gulf DTH FZ LLC (general and administrative expenses)	(1,789,558)	-
Revenues recharges to Gulf DTH FZ LLC (revenue)	9,252,067
Shared resources Recharge from Gulf DTH FZ LLC (general and administrative expenses)	244,598
Revenues from Du and Mobily	1,804,473	1,059,795
Fees paid to Du and Mobily (cost of revenue)	(308,343)	(244,898)

Schedule of Compensation of Key Management Personnel of the Group	Compensation of key management personnel of the Group
	2024	2023
	USD	USD

Short term employee benefits	1,352,815	1,377,454
Post-employment pension and medical benefits	23,071	47,007
Termination benefits	-	15,665
Share-based payment transactions	-	87,209
Total compensation of key management personnel of the Group	1,375,886	1,527,335